Note 15 - Fair Value Measurement (Details) - Changes in Level 3 Liabilities Measured at Fair Value on Recurring Basis (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance – January 1, 2013		$ 8,666
Issuances		243,889
Total realized and unrealized gains or losses		(65,928)
Repayments		(8,700)
Ending balance – December 31, 2013		177,927
Accrued and Other Long-term Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance – January 1, 2013	[1]	8,657	[1]
Issuances	122,630
Total realized and unrealized gains or losses	(31,925)	43	[1]
Repayments		(8,700)	[1]
Ending balance – December 31, 2013	165,901		[1]
Common Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance – January 1, 2013	177,927	9
Issuances	122,630
Total realized and unrealized gains or losses	(134,656)	(9)
Ending balance – December 31, 2013	165,901
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances		243,889
Total realized and unrealized gains or losses		(65,962)
Ending balance – December 31, 2013		$ 177,927

[1]	Represents the estimated fair value of the office closures included in accrued and other long-term liabilities.